Expense Example {- Fidelity Europe Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259